BUSINESS COMBINATIONS (Details)	12 Months Ended	0 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Jan. 04, 2013 Twoo [Member] USD ($)	Jan. 04, 2013 Twoo [Member] EUR (€)	Sep. 24, 2012 The About Group USD ($) topic	Dec. 31, 2012 The About Group USD ($)
Business Acquisition [Line Items]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		$ 113,800,000	€ 83,200,000
Business Combination, Contingent Consideration, Liability		40,800,000
Number of topics on online library				90,000
Purchase consideration paid in cash		25,000,000		300,000,000
Purchase consideration, net working capital				17,100,000
Pro forma financial information
Adjustment for amortization of intangible assets					13,400,000
Revenue	2,875,903,000
Net earnings attributable to IAC shareholders	$ 166,869,000
Basic earnings (loss) per share attributable to IAC shareholders (in dollars per share)	$ 1.93
Diluted earnings (loss) per share attributable to IAC shareholders (in dollars per share)	$ 1.79